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                                                              OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                    SEC USE ONLY

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [  ]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street     Boston,      MA          02109
--------------------------------------------------------------------------------
Business Address            (Street)            (City)       (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

--------------------------------------------------------------------------------
                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2003.

                                   /s/  Lawrence T. Perera
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                              13F                                        13F
Name:                      File No.:   Name:                          File No.:

1.  Lawrence Coolidge      28-252      6.  Michael J. Puzo (25)*      28-06165
------------------------   ---------   ----------------------------   ----------
2.  John M. Cornish        28-5362     7.  Kurt F. Somerville (32)*   28-10379
------------------------   ---------   ----------------------------   ----------
3.  Fiduciary Trust Co.    28-471      8.  Welch & Forbes, Inc.       28-262
------------------------   ---------   ----------------------------   ----------
4.  Marion Fremont-Smith   28-2724     9.
------------------------   ---------   ----------------------------   ----------
5.  Roy A. Hammer          28-5798     10.
------------------------   ---------   ----------------------------   ----------
* Refers to manager number on attached detail in Item 7.

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                                                                        PAGE:  1

AS OF: SEPTEMBER 30, 2003                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:            ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:        ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS    CUSIP NUMBER    FAIR MARKET    SHARES OR     INVESTMENT      MANAGERS      VOTING AUTHORITY
                                                       VALUE        PRINCIPAL     DISCRETION                   (A)     (B)   (C)
                                                                      AMOUNT      (A) (B) (C)                  SOLE  SHARED  NONE
ABBOTT LABS        COMMON STOCK         002824100       1131830        26600              xx                                 25800
                                                                                          xx         32                        800
AMERICAN
INTERNATIONAL      COMMON STOCK         026874107       1118515        19385              xx                                 11793
GROUP INC                                                                                 xx         32                       7592

AMGEN INC          COMMON STOCK         031162100       1750557        27132              xx                                 14294
                                                                                          xx         25                       3200
                                                                                          xx         32                       9638
ANALOG DEVICES,
INC.               COMMON STOCK         032654105        831688        21875              xx                                 15075
                                                                                          xx         25                       3000
                                                                                          xx         32                       3800
ANALOG DEVICES,
INC.               DTD 10/2/2000        032654AD7       1353275      1330000              xx                               1040000
                   CONV DEB                                                               xx         25                      50000
                                                                                          xx         32                     240000
AUTOMATIC DATA
PROCESSING         COMMON STOCK         053015103       1042626        29083              xx                                 24083
                                                                                          xx         25                       5000

AVERY DENNISON
CORP               COMMON STOCK         053611109        584769        11575              xx                                  9575
                                                                                          xx         25                       2000

BP PLC ADR         COMMON STOCK         055622104       2120492        50368              xx                                 36996
                                                                                          xx         25                       7172
                                                                                          xx         32                       6200

BERKSHIRE
HATHAWAY INC       CLASS B              084670207        828672          332              xx                                   227
                                                                                          xx         25                        105
BRISTOL-MYERS
SQUIBB CO          COMMON STOCK         110122108        640602        24965              xx                                 18465
                                                                                          xx         25                       6500

                                                                        PAGE:  2

AS OF: SEPTEMBER 30, 2003                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:            ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:        ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS    CUSIP NUMBER    FAIR MARKET    SHARES OR     INVESTMENT      MANAGERS      VOTING AUTHORITY
                                                       VALUE        PRINCIPAL     DISCRETION                   (A)     (B)   (C)
                                                                      AMOUNT      (A) (B) (C)                  SOLE  SHARED  NONE
CANADIAN
NATIONAL
RAILWAY CO         COMMON STOCK         136375102        365441         7025              xx                                  6025
                                                                                          xx         25                       1000
CATERPILLAR
INC.               COMMON STOCK         149123101        592024         8600              xx                                  8600

CHEVRONTEXACO
CORP               COMMON STOCK         166764100        387259         5420              xx                                  5420

CHUBB
CORPORATION        COMMON STOCK         171232101        350352         5400              xx                                  4500
                                                                                          xx         32                        900

CISCO SYS INC      COMMON STOCK         17275R102        468162        23898              xx                                  7798
                                                                                          xx         25                       1800
                                                                                          xx         32                      14300

CITIGROUP INC      COMMON STOCK         172967101        327672         7200              xx                                  7200

COCA COLA CO       COMMON STOCK         191216100        474021        11034              xx                                  9034
                                                                                          xx         32                       2000
COLGATE
PALMOLIVE CO.      COMMON STOCK         194162103        301806         5400              xx                                  5400

COMCAST CORP.      SPL A                20030N200        250187         8428              xx         32                       8428

WALT DISNEY
COMPANY            COMMON STOCK         254687106        316931        15713              xx                                  5000
                                                                                          xx         25                       4200
                                                                                          xx         32                       6513
E I DU PONT
DE NEMOURS & CO    COMMON STOCK         263534109       1179815        29488              xx                                 28988
                                                                                          xx         32                        500

EMC CORP           COMMON STOCK         268648102        622343        49275              xx                                 36275
                                                                                          xx         25                       8900
                                                                                          xx         32                       4100

                                                                        PAGE:  3

AS OF: SEPTEMBER 30, 2003                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:            ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:        ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS    CUSIP NUMBER    FAIR MARKET    SHARES OR     INVESTMENT      MANAGERS      VOTING AUTHORITY
                                                       VALUE        PRINCIPAL     DISCRETION                   (A)     (B)   (C)
                                                                      AMOUNT      (A) (B) (C)                  SOLE  SHARED  NONE
EMERSON
ELECTRIC CO        COMMON STOCK         291011104       1271498        24150              xx                                 17750
                                                                                          xx         25                       4000
                                                                                          xx         32                       2400

ENCANA CORP.       COMMON STOCK         292505104        565709        15550              xx                                 11150
                                                                                          xx         25                       1300
                                                                                          xx         32                       3100
EXXON MOBIL
CORP               COMMON STOCK         30231G102       4275868       116827              xx                                104175
                                                                                          xx         25                       8480
                                                                                          xx         32                       4172
FIRST TENNESSEE
NATIONAL           COMMON STOCK         337162101        201685         4750              xx                                  4750
CORP

FUEL CELL
ENERGY INC         COMMON STOCK         35952H106        217620        18600              xx                                 15000
                                                                                          xx         32                       3600
GENERAL
ELECTRIC CO        COMMON STOCK         369604103       3522946       118180              xx                                100380
                                                                                          xx         25                      11000
                                                                                          xx         32                       6800
GENERAL MILLS
INC.               COMMON STOCK         370334104        296541         6300              xx                                  6300

GILEAD
SCIENCES           COMMON STOCK         375558103        339042         6050              xx                                  2850
                                                                                          xx         32                       3200
HELMERICH &
PAYNE INC.         COMMON STOCK         423452101        309759        11850              xx                                  8450
                                                                                          xx         25                       1000
                                                                                          xx         32                       2400
HEWLETT-
PACKARD CO         COMMON STOCK         428236103        288464        14900              xx                                  8500
                                                                                          xx         25                       6000
                                                                                          xx         32                        400

                                                                        PAGE:  4

AS OF: SEPTEMBER 30, 2003                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:            ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:        ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS    CUSIP NUMBER    FAIR MARKET    SHARES OR     INVESTMENT      MANAGERS      VOTING AUTHORITY
                                                       VALUE        PRINCIPAL     DISCRETION                   (A)     (B)   (C)
                                                                      AMOUNT      (A) (B) (C)                  SOLE  SHARED  NONE
IGEN
INTERNATIONAL
INC.               COMMON STOCK         449536101        385786         6700              xx                                  2300
                                                                                          xx         25                        500
                                                                                          xx         32                       3900
INTEL
CORPORATION        COMMON STOCK         458140100       3000038       109013              xx                                 78813
                                                                                          xx         25                      12000
                                                                                          xx         32                      18200
INTL BUSINESS
MACHINES           COMMON STOCK         459200101       1483237        16792              xx                                 13466
                                                                                          xx         32                       3326

IVAX CORP.         CORPORATE BONDS      465823AG7        853688       870000              xx                                820000
                                                                                          xx         25                      50000
JEFFERSON-
PILOT CORP         COMMON STOCK         475070108       1631276        36757              xx                                 34557
                                                                                          xx         32                       2200
JOHNSON &
JOHNSON            COMMON STOCK         478160104       2624857        53006              xx                                 42982
                                                                                          xx         25                       7300
                                                                                          xx         32                       2724

KOPIN              COMMON STOCK         500600101        509171        73900              xx                                 46500
                                                                                          xx         25                      15000
                                                                                          xx         32                      12400
ELI LILLY
& CO               COMMON STOCK         532457108        570240         9600              xx                                  6300
                                                                                          xx         32                       3300
MARSH &
MCLENNAN INC       COMMON STOCK         571748102        352314         7400              xx         25                       5600
                                                                                          xx         32                       1800
MERCK &
CO INC             COMMON STOCK         589331107       3431631        67792              xx                                 52612
                                                                                          xx         25                       8700
                                                                                          xx         32                       6480

                                                                        PAGE:  5

AS OF: SEPTEMBER 30, 2003                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:            ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:        ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS    CUSIP NUMBER    FAIR MARKET    SHARES OR     INVESTMENT      MANAGERS      VOTING AUTHORITY
                                                       VALUE        PRINCIPAL     DISCRETION                   (A)     (B)   (C)
                                                                      AMOUNT      (A) (B) (C)                  SOLE  SHARED  NONE
MICROSOFT
CORP               COMMON STOCK         594918104       1184169        42596              xx                                 38196
                                                                                          xx         32                       4400
NEW YORK
TIMES CO.          CL A                 650111107      10841445       249458              xx                                249458

NOKIA CORP
ADR A              COMMON STOCK         654902204        265200        17000              xx                                 11900
                                                                                          xx         25                       4000
                                                                                          xx         32                       1100

NVIDIA CORP        CONV SUB             67066GAA2        936100       920000              xx                                755000
                   DEB                                                                    xx         25                      50000
                                                                                          xx         32                     115000

PEPSICO INC.       COMMON STOCK         713448108       1215228        26516              xx                                 11816
                                                                                          xx         25                      12500
                                                                                          xx         32                       2200

PFIZER INC         COMMON STOCK         717081103        668056        21990              xx                                 17290
                                                                                          xx         32                       4700
PROCTER &
GAMBLE CO          COMMON STOCK         742718109       2023754        21803              xx                                 21803

ROYAL DUTCH
PETROLEUM CO       NY REG SHS           780257804        256360         5800              xx                                  5800
                   PAR N GLDR
                   1.25

J M SMUCKER
CO NEW             COMMON STOCK         832696405        637670        15125              xx                                 12125
                                                                                          xx         25                       1300
                                                                                          xx         32                       1700
STATE
STREET CORP        COMMON STOCK         857477103       1183500        26300              xx                                 24000
                                                                                          xx         32                       2300

SYSCO CORP         COMMON STOCK         871829107        693452        21200              xx                                 21200


                                                                        PAGE:  6

AS OF: SEPTEMBER 30, 2003                                FORM 13F                             SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:            ITEM 2:         ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:        ITEM 7:           ITEM 8:
NAME OF ISSUER     TITLE OF CLASS    CUSIP NUMBER    FAIR MARKET    SHARES OR     INVESTMENT      MANAGERS      VOTING AUTHORITY
                                                       VALUE        PRINCIPAL     DISCRETION                   (A)     (B)   (C)
                                                                      AMOUNT      (A) (B) (C)                  SOLE  SHARED  NONE
3 M COMPANY        COMMON STOCK         88579Y101       1582946        11459              xx                                 10859
                                                                                          xx         25                        500
                                                                                          xx         32                        100
UNION
PACIFIC
CORP               COMMON STOCK         907818108        270491         4650              xx                                  2650
                                                                                          xx         25                       2000
UNITED
TECHNOLOGIES       COMMON STOCK         913017109        515148         6666              xx                                  6666

WAL MART
STORES INC         COMMON STOCK         931142103        256910         4600              xx         32                       4600

WELLS FARGO
& CO (NEW)         COMMON STOCK         949746101        372397         7231              xx                                  4231
                                                                                          xx         32                       3000

WYETH              COMMON STOCK         983024100        384935         8350              xx                                  8350

ZIONS
BANCORP            COMMON STOCK         989701107        265953         4750              xx                                  4750

TOTAL:                                               66,724,123